Financial instruments - Schedule of range of payment due dates of financial liabilities that are part of supplier finance arrangements (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities that are part of supplier finance arrangements [member] | Letters of Credit
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	$ 5,596	$ 7,431
Financial liabilities that are part of supplier finance arrangements [member] | Promissory Notes
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	1,356	1,778
Financial liabilities that are part of supplier finance arrangements [member] | Reverse Factoring Arrangements
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	1,018	390
Supplier finance arrangements [domain] | Letters of Credit
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	5,247	7,016
Supplier finance arrangements [domain] | Promissory Notes
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	1,356	1,778
Supplier finance arrangements [domain] | Reverse Factoring Arrangements
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	$ 1,018	$ 390
Bottom of range | Letters of Credit
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	6 days	8 days
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements	8 days	6 days
Bottom of range | Promissory Notes
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	30 days	30 days
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements	6 days	6 days
Bottom of range | Reverse Factoring Arrangements
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	30 days	30 days
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements	7 days	6 days
Top of range | Letters of Credit
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	60 days	57 days
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements	60 days	60 days
Top of range | Promissory Notes
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	60 days	60 days
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements	60 days	60 days
Top of range | Reverse Factoring Arrangements
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	60 days	60 days
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements	60 days	60 days